Long-term investments - Additional Informational (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Long-term investments		$ 43,893,000	$ 55,159,000
Long-term bank deposits		143,127,000
Impairment Losses, Investments		6,500,000	8,300,000
Equity investees net loss or income		31,600	245,200	$ 328,900
Unrealized gains and interest recorded, convertible bonds		1,500,000	900,000
Financial products issued by banks		$ 20,000,000	39,000,000
Financial products issued by banks original maturity period		over one year
Financial products issued by banks weighted average maturity period		1 year 2 months 12 days
Equity Securities, FV-NI, Cost		$ 51,900,000	$ 51,900,000
Fair value of straight debt	$ 4,600,000
Charge-off to allowance for credit losses	$ 1,200,000
Debt securities, allowance for credit loss					$ 4,600,000